Income taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income taxes current	R$ 1,189,812	R$ 1,547,916
Braskem holanda member
IfrsStatementLineItems [Line Items]
Description of recognized payment	the amount of R$501 million referring to calendar years from 2005 onwards. Deferred tax assets amounting to R$68 million were recognized for the periods in which tax losses increased.